Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Current assets:
Cash and cash equivalents	$ 3,058	$ 2,751
Short-term investments	830	850
Accounts receivable, net (including receivables from related parties of $281 and $270 as of June 30, 2026 and March 31, 2026, respectively)	1,119	1,300
Contract assets (including contract assets from related parties of $577 and $646 as of June 30, 2026 and March 31, 2026, respectively)	881	977
Prepaid expenses and other current assets	451	358
Total current assets	6,339	6,236
Non-current assets:
Property and equipment, net	923	772
Operating lease right-of-use assets	406	379
Finance lease right-of-use assets	62	69
Equity investments (including investments held under fair value option of $141 and $148 as of June 30, 2026 and March 31, 2026, respectively)	589	387
Goodwill	1,623	1,623
Intangible assets, net	217	230
Deferred tax assets	425	375
Non-current portion of contract assets	366	320
Other non-current assets	246	312
Total non-current assets	4,857	4,467
Total assets	11,196	10,703
Current liabilities:
Accrued compensation and benefits	156	154
Tax liabilities	114	106
Contract liabilities (including contract liabilities from related parties of $29 and $36 as of June 30, 2026 and March 31, 2026, respectively)	200	294
Operating lease liabilities	41	39
Other current liabilities (including payables to related parties of $30 and $20 as of June 30, 2026 and March 31, 2026, respectively)	696	447
Total current liabilities	1,207	1,040
Non-current liabilities:
Non-current portion of accrued compensation	33	32
Deferred tax liabilities	23	39
Non-current portion of contract liabilities (including non-current portion of contract liabilities from related parties of	739	752
Non-current portion of operating lease liabilities	423	393
Other non-current liabilities	141	161
Total non-current liabilities	1,359	1,377
Total liabilities	2,566	2,417
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,111 shares authorized and 1,068 shares issued and outstanding as of June 30, 2026; and 1,097 shares authorized and 1,064 shares issued and outstanding as of March 31, 2026	2	2
Additional paid-in capital	3,538	3,467
Accumulated other comprehensive income (loss)	373	370
Retained earnings	4,717	4,447
Total shareholders’ equity	8,630	8,286
Total liabilities and shareholders’ equity	$ 11,196	$ 10,703